Share listing expense and change in fair value of warrant liabilities - Summary of Calculation of the Share listing expense (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) shares Warrants € / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jul. 01, 2020 EUR (€) shares Warrants € / shares	Jul. 01, 2020 $ / shares
Disclosure of detailed information about share listing expense [Line Items]
IFRS 2 Expense on the closing date		€ 152,787
Warrants [Member]
Disclosure of detailed information about share listing expense [Line Items]
Closing price of ARYA Warrants on Nasdaq as of July 1, 2020 | (per share)	€ 2.35	€ 2.35	$ 2.51	€ 3.88	$ 4.39	$ 2.88	€ 4.82	$ 5.41
Ordinary shares [member]
Disclosure of detailed information about share listing expense [Line Items]
Closing price of ARYA Ordinary Shares on Nasdaq as of July 1, 2020 | € / shares							€ 0.01
ARYA [Member]
Disclosure of detailed information about share listing expense [Line Items]
Closing price of ARYA Ordinary Shares on Nasdaq as of July 1, 2020 | $ / shares								$ 15.15
Fair value of outstanding ARYA	€ 243,100
Cash and cash equivalents held in ARYA's trust account	128,849
Current liabilities by ARYA	3,921						€ 3,900
ARYA's identifiable net assets	90,284						€ 90,300
IFRS 2 Expense on the closing date	€ 152,787
ARYA [Member] | Warrants [Member]
Disclosure of detailed information about share listing expense [Line Items]
ARYA Shares | Warrants	7,187,500						7,187,500
Closing price of ARYA Warrants on Nasdaq as of July 1, 2020 | € / shares	€ 4.82
Fair value of outstanding ARYA	€ 34,644
ARYA [Member] | Ordinary shares [member]
Disclosure of detailed information about share listing expense [Line Items]
ARYA Shares | shares	17,968,750						17,968,750
Closing price of ARYA Ordinary Shares on Nasdaq as of July 1, 2020 | € / shares	€ 13.53
Fair value of outstanding ARYA	€ 243,071